Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Aug. 23, 2013
Disclosure of detailed information about borrowings [line items]
Principal	$ 479,535	$ 702,181
Principal and interest payable	549,478
2019
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	50,789
2020
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	47,720
2021
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	434,580
2022
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	14,015
2023
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	2,374
Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal	0	277,650
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	395,822	344,149
Interest	54,749
Revolving credit facility: | 2019
Disclosure of detailed information about borrowings [line items]
Interest	21,731
Revolving credit facility: | 2020
Disclosure of detailed information about borrowings [line items]
Interest	21,731
Revolving credit facility: | 2021
Disclosure of detailed information about borrowings [line items]
Interest	11,287
Revolving credit facility: | 2022
Disclosure of detailed information about borrowings [line items]
Interest	0
Revolving credit facility: | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	57,242	50,569
Interest	6,278
Fekola Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Interest	2,764
Fekola Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	1,946
Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	1,119
Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	377
Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	72
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	10,816	20,750
Interest	758
Otjikoto Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Interest	428
Otjikoto Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	234
Otjikoto Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	84
Otjikoto Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	12
Otjikoto Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	13,071	7,719
Interest	1,871
Masbate Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Interest	787
Masbate Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	570
Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	363
Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	142
Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	9
Finance lease obligations
Disclosure of detailed information about borrowings [line items]
Principal	2,186	0
Interest	147
Finance lease obligations | 2019
Disclosure of detailed information about borrowings [line items]
Interest	62
Finance lease obligations | 2020
Disclosure of detailed information about borrowings [line items]
Interest	45
Finance lease obligations | 2021
Disclosure of detailed information about borrowings [line items]
Interest	28
Finance lease obligations | 2022
Disclosure of detailed information about borrowings [line items]
Interest	12
Finance lease obligations | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	398	1,344
Interest	9
Nicaraguan equipment loans | 2019
Disclosure of detailed information about borrowings [line items]
Interest	9
Nicaraguan equipment loans | 2020
Disclosure of detailed information about borrowings [line items]
Interest	0
Nicaraguan equipment loans | 2021
Disclosure of detailed information about borrowings [line items]
Interest	0
Nicaraguan equipment loans | 2022
Disclosure of detailed information about borrowings [line items]
Interest	0
Nicaraguan equipment loans | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal	0	258,750	$ 259,000
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	400,000	$ 350,000
Principal | Revolving credit facility: | 2019
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2020
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2021
Disclosure of detailed information about borrowings [line items]
Principal	400,000
Principal | Revolving credit facility: | 2022
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2023
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	58,634
Principal | Fekola Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Principal	15,869
Principal | Fekola Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	15,869
Principal | Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	15,869
Principal | Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	9,397
Principal | Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	1,630
Principal | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	10,922
Principal | Otjikoto Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Principal	4,869
Principal | Otjikoto Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	3,453
Principal | Otjikoto Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	1,958
Principal | Otjikoto Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	642
Principal | Otjikoto Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	13,526
Principal | Masbate Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Principal	3,347
Principal | Masbate Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	3,347
Principal | Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	3,347
Principal | Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	2,908
Principal | Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	577
Principal | Finance lease obligations
Disclosure of detailed information about borrowings [line items]
Principal	2,186
Principal | Finance lease obligations | 2019
Disclosure of detailed information about borrowings [line items]
Principal	525
Principal | Finance lease obligations | 2020
Disclosure of detailed information about borrowings [line items]
Principal	525
Principal | Finance lease obligations | 2021
Disclosure of detailed information about borrowings [line items]
Principal	525
Principal | Finance lease obligations | 2022
Disclosure of detailed information about borrowings [line items]
Principal	525
Principal | Finance lease obligations | 2023
Disclosure of detailed information about borrowings [line items]
Principal	86
Principal | Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	398
Principal | Nicaraguan equipment loans | 2019
Disclosure of detailed information about borrowings [line items]
Principal	398
Principal | Nicaraguan equipment loans | 2020
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Nicaraguan equipment loans | 2021
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Nicaraguan equipment loans | 2022
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Nicaraguan equipment loans | 2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 0